Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
27. Subsequent events
In January 2022, the Company repurchased convertible senior notes at market price, with a principal amount of US$ 60,000,000. In March and April 2022, the Company repurchased an aggregate of 3,488,570 ADSs, representing 3,488,570 Class A ordinary shares, at an average price of $1.192 per ADS, for US$ 4,158,751 (RMB 26,457,680).